Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 1,484,655	$ 1,292,733	$ 801,624
Sales of hydrocarbon, net of production costs	(512,703)	(924,280)	(560,896)
Net changes in sales price and production costs	(611,666)	989,474	1,005,171
Changes in estimated future development costs	(7,745)	59,566	99,168
Extensions and discoveries less related costs	136,376	35,627	79,913
Development costs incurred	116,503	105,348	91,988
Revisions of previous quantity estimates	113,038	(74,779)	(88,204)
Purchase or (Disposal) of Minerals in place		(342)
Net changes in income taxes	174,743	(203,697)	(257,154)
Accretion of discount	267,808	205,005	121,123
Balance Ending	1,161,009	1,484,655	1,292,733
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	1,381,801	1,217,821	759,233
Sales of hydrocarbon, net of production costs	(491,525)	(891,534)	(516,844)
Net changes in sales price and production costs	(596,668)	956,926	924,875
Changes in estimated future development costs	9,461	93,657	96,364
Extensions and discoveries less related costs	72,757	6,754	80,933
Development costs incurred	115,996	94,195	87,877
Revisions of previous quantity estimates	104,256	(87,851)	(76,850)
Purchase or (Disposal) of Minerals in place		0
Net changes in income taxes	198,769	(205,370)	(254,618)
Accretion of discount	257,346	197,203	116,851
Balance Ending	1,052,193	1,381,801	1,217,821
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	64,285	32,867	17,032
Sales of hydrocarbon, net of production costs	(6,362)	(15,317)	(11,520)
Net changes in sales price and production costs	(33,595)	39,457	64,048
Changes in estimated future development costs	5,142	(22,675)	(18,731)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	7	11,153	4,111
Revisions of previous quantity estimates	(11,019)	15,513	(23,776)
Purchase or (Disposal) of Minerals in place		0
Net changes in income taxes	0	0	0
Accretion of discount	6,429	3,287	1,703
Balance Ending	24,887	64,285	32,867
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	22,911	41,703	25,378
Sales of hydrocarbon, net of production costs	(8,143)	(14,697)	(15,677)
Net changes in sales price and production costs	21,490	(6,909)	19,393
Changes in estimated future development costs	(4,440)	(933)	861
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	9,159	(2,441)	11,957
Purchase or (Disposal) of Minerals in place		0
Net changes in income taxes	(2,218)	1,673	(2,780)
Accretion of discount	2,467	4,515	2,571
Balance Ending	41,226	22,911	41,703
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	342	(19)
Sales of hydrocarbon, net of production costs	0	0	(16,855)
Net changes in sales price and production costs	0	0	(3,145)
Changes in estimated future development costs	0	0	20,674
Extensions and discoveries less related costs	0	0	(1,020)
Development costs incurred	0	0	0
Revisions of previous quantity estimates	0	0	465
Purchase or (Disposal) of Minerals in place		(342)
Net changes in income taxes	0	0	244
Accretion of discount	0	0	(2)
Balance Ending	0	0	342
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	15,658	0
Sales of hydrocarbon, net of production costs	(6,673)	(2,732)
Net changes in sales price and production costs	(2,893)
Changes in estimated future development costs	(17,908)	(10,483)
Extensions and discoveries less related costs	63,619	28,873
Development costs incurred	500
Revisions of previous quantity estimates	10,642
Net changes in income taxes	(21,808)
Accretion of discount	1,566
Balance Ending	$ 42,703	$ 15,658	$ 0